Share-based compensation, Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2022 Options SFr / shares	Dec. 31, 2022 Options $ / shares SFr / shares	Dec. 31, 2021 Options SFr / shares	Dec. 31, 2021 Options SFr / shares $ / shares	Dec. 31, 2020 Options SFr / shares	Dec. 31, 2020 Options $ / shares SFr / shares	Dec. 31, 2019 Options SFr / shares
Number of options [Abstract]
Outstanding at beginning of period (in shares)	3,585,689	3,585,689	2,900,667	2,900,667	1,981,629	1,981,629
Forfeited during the year (in shares)	(304,738)	(304,738)	(207,331)	(207,331)	(53,591)	(53,591)
Expired during the year (in shares)					(26,729)	(26,729)
Exercised during the year (in shares)	(110,250)	(110,250)	(218,561)	(218,561)	(73,669)	(73,669)
Granted during the year (in shares)	1,090,316	1,090,316	1,110,914	1,110,914	1,073,027	1,073,027
Outstanding at end of period (in shares)	4,261,017	4,261,017	3,585,689	3,585,689	2,900,667	2,900,667	1,981,629
Exercisable (in shares)	2,345,648	2,345,648	1,613,242	1,613,242	1,099,015	1,099,015
Weighted average exercise price [Abstract]
Outstanding at beginning of period (in CHF per share) | SFr / shares	SFr 6.21		SFr 5.90		SFr 5.93
Forfeited during the year (in CHF per share) | SFr / shares	6.32		6.13		6.03
Expired during the year (in CHF per share) | SFr / shares					4.38
Exercised during the year (in CHF per share) | SFr / shares	0.15		4.97		2.00
Granted during the year (in CHF per share) | (per share)	3.18	$ 3.44	6.34	$ 6.95	6.29	$ 7.11
Outstanding at end of period (in CHF per share) | SFr / shares	5.65		6.21		5.90		SFr 5.93
Exercisable (in CHF per share) | SFr / shares	SFr 6.41	$ 6.41	SFr 6.13	$ 6.13	SFr 5.49	$ 5.49
Weighted average remaining term (years) [Abstract]
Weighted average remaining term (years), options outstanding	7 years 7 months 6 days	7 years 7 months 6 days	7 years 9 months 18 days	7 years 9 months 18 days	8 years 2 months 12 days	8 years 2 months 12 days	8 years 3 months 18 days
Weighted average remaining term (years), options exercisable	6 years 7 months 6 days	6 years 7 months 6 days	6 years 9 months 18 days	6 years 9 months 18 days	7 years	7 years